Other Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Original amount	29,546	$ 33,367
Accumulated amortization	15,461	17,176
Other intangible assets, net	14,085	16,191
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Original amount	1,929	4,739
Accumulated amortization	753	3,323
Other intangible assets, net	1,176	1,416
Core Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Core Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	25,520	25,520
Accumulated amortization	12,934	11,358
Other intangible assets, net	12,586	14,162
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Original amount	2,097	3,108
Accumulated amortization	1,774	2,495
Other intangible assets, net	323	$ 613
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	6 years